Offerings	Jul. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value per share
Amount Registered | shares	4,312,500
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 21,562,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,977.78
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rules 457(o) under the Securities Act of 1933, as amended. Includes the shares that the underwriters have the option to purchase to cover over-allotments, if any.

Calculated pursuant to Rule 457(o) under the Securities Act based on an estimate of the proposed maximum aggregate offering price.

Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, no par value per share
Amount Registered | shares	1,725,000
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 8,625,000.00
Amount of Registration Fee	$ 1,320.49
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rules 457(o) under the Securities Act of 1933, as amended. Includes the shares that the underwriters have the option to purchase to cover over-allotments, if any.

Calculated pursuant to Rule 457(o) under the Securities Act based on an estimate of the proposed maximum aggregate offering price.

Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, no par value per share
Amount Registered | shares	2,587,500
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 12,937,500.00
Amount of Registration Fee	$ 1,786.67
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rules 457(o) under the Securities Act of 1933, as amended. Includes the shares that the underwriters have the option to purchase to cover over-allotments, if any.

Calculated pursuant to Rule 457(o) under the Securities Act based on an estimate of the proposed maximum aggregate offering price.